Vanguard Short-Term Treasury Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Short-Term Treasury Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Short-Term Treasury Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Short-Term Treasury Fund (the “Fund”) seeks to provide current income while maintaining limited price volatility.